Cover	Dec. 31, 2021
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On January 5, 2022, SL Green Realty Corp. filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission. This Form 8-K/A (the “Amended 8-K”) is being filed to correct a printer error in the table on the first page of the Original Form 8-K. The full text of the Original Form 8-K is restated below with this correction. This Amended 8-K does not otherwise modify or update in any way the disclosures or exhibits presented in the Original Form 8-K.
Document Period End Date	Dec. 31, 2021
Entity File Number	1-13199
Entity Registrant Name	SL GREEN REALTY CORP.
Entity Central Index Key	0001040971
Entity Tax Identification Number	13-3956775
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	594-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SLG
Security Exchange Name	NYSE
Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	6.500% Series I Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	SLG.PRI
Security Exchange Name	NYSE
SL Green Operating Partnership LP [Member]
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Entity File Number	333-167793-02
Entity Registrant Name	SL GREEN OPERATING PARTNERSHIP, L.P.
Entity Central Index Key	0001492869
Entity Tax Identification Number	13-3960398
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	594-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false